Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Acquisitions
Schedule of future amortization of liability	The future amortization of this liability is shown below (in thousands):
Year Ending March 31,
2015 (six months)	$3,670
2016	4,040
2017	360

The future amortization of this liability is shown below (in thousands):
Year Ending March 31,
2015	$6,500
2016	3,260
2017	300

TransMontaigne Inc
Acquisitions
Schedule of the fair values (and useful lives) of the assets acquired and liabilities assumed

We have preliminarily estimated the fair values of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Cash and cash equivalents	$1,469
Accounts receivable - trade	197,349
Accounts receivable - affiliates	528
Inventories	426,913
Prepaid expenses and other current assets	15,373
Property, plant and equipment:
Refined products terminal assets (20 years)	418,405
Buildings and leasehold improvements (20 years)	10,339
Crude oil tanks and related equipment (20 years)	28,666
Vehicles	1,565
Land	56,095
Information technology equipment	7,851
Other	12,592
Construction in progress	4,487
Goodwill (1)	29,118
Intangible assets:
Customer relationships (7 years)	50,000
Pipeline capacity rights (30 years)	87,000
Trade names (indefinite life)	5,000
Equity method investments	250,000
Other noncurrent assets	3,911
Accounts payable - trade	(140,597)
Accounts payable - affiliates	(69)
Accrued expenses and other payables	(73,565)
Advance payments received from customers	(1,919)
Long-term debt	(234,000)
Other noncurrent liabilities	(34,856)
Noncontrolling interests	(567,120)
Fair value of net assets acquired	$554,535

(1)     Included in the refined products and renewables segment.

Water Solutions Facilities
Acquisitions
Schedule of the fair values (and useful lives) of the assets acquired and liabilities assumed

We have preliminarily estimated the fair values of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$939
Inventories	253
Prepaid expenses and other current assets	62
Property, plant and equipment:
Water treatment facilities and equipment (5–40 years)	23,066
Buildings and leasehold improvements (3–7 years)	2,599
Land	1,010
Other (7 years)	33
Goodwill	57,777
Other noncurrent assets	50
Accounts payable - trade	(58)
Accrued expenses and other payables	(1,092)
Other noncurrent liabilities	(149)
Noncontrolling interest	(1,620)
Fair value of net assets acquired	$82,870

Gavilon Energy
Acquisitions
Schedule of the fair values (and useful lives) of the assets acquired and liabilities assumed

		Estimated at
		at
		March 31,
	Final	2014	Change
	(in thousands)
Accounts receivable - trade	$326,484	$349,529	$(23,045)
Accounts receivable - affiliates	2,564	2,564	—
Inventories	107,430	107,430	—
Prepaid expenses and other current assets	68,322	68,322	—
Property, plant and equipment:
Vehicles (3 years)	327	791	(464)
Crude oil tanks and related equipment (3–40 years)	83,797	77,429	6,368
Information technology equipment (3–7 years)	4,049	4,046	3
Buildings and leasehold improvements (3–40 years)	7,817	7,716	101
Land	6,427	6,427	—
Tank bottoms	16,930	15,230	1,700
Other (7 years)	162	170	(8)
Construction in progress	7,180	7,190	(10)
Goodwill (1)	342,769	359,169	(16,400)
Intangible assets:
Customer relationships (10–20 years)	107,950	101,600	6,350
Lease agreements (1–5 years)	8,700	8,700	—
Pipeline capacity rights (30 years)	7,800	—	7,800
Investments in unconsolidated entities	183,000	178,000	5,000
Other noncurrent assets	2,287	9,918	(7,631)
Accounts payable - trade	(342,792)	(342,792)	—
Accounts payable - affiliates	(2,585)	(2,585)	—
Accrued expenses and other payables	(49,447)	(70,999)	21,552
Advance payments received from customers	(10,667)	(10,667)	—
Other noncurrent liabilities	(46,056)	(44,740)	(1,316)
Fair value of net assets acquired	$832,448	$832,448	$—

(1)     Primarily included in the crude oil logistics segment.

We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$349,529
Accounts receivable - affiliates	2,564
Inventories	107,430
Prepaid expenses and other current assets	68,322
Property, plant and equipment:
Crude oil tanks and related equipment (3—40 years)	77,429
Vehicles (3 years)	791
Information technology equipment (3—7 years)	4,046
Buildings and leasehold improvements (3—40 years)	7,716
Land	6,427
Linefill and tank bottoms	15,230
Other (7 years)	170
Construction in process	7,190
Goodwill	359,169
Intangible assets:
Customer relationships (10—20 years)	101,600
Lease agreements (1—5 years)	8,700
Investments in unconsolidated entities	178,000
Other noncurrent assets	9,918
Accounts payable - trade	(342,792)
Accounts payable - affiliates	(2,585)
Accrued expenses and other payables	(70,999)
Advance payments received from customers	(10,667)
Other noncurrent liabilities	(44,740)
Fair value of net assets acquired	$832,448

Oilfield Water Lines LP
Acquisitions
Schedule of the fair values (and useful lives) of the assets acquired and liabilities assumed

		Estimated
		at
		March 31,
	Final	2014	Change
	(in thousands)
Accounts receivable - trade	$6,837	$7,268	$(431)
Inventories	154	154	—
Prepaid expenses and other current assets	402	402	—
Property, plant and equipment:
Vehicles (5–10 years)	8,143	8,157	(14)
Water treatment facilities and equipment (3–30 years)	23,173	23,173	—
Buildings and leasehold improvements (7–30 years)	2,198	2,198	—
Land	710	710	—
Other (3–5 years)	53	53	—
Intangible assets:
Customer relationships (8–10 years)	110,000	110,000	—
Non-compete agreements (3 years)	2,000	2,000	—
Goodwill	90,144	89,699	445
Accounts payable - trade	(6,469)	(6,469)	—
Accrued expenses and other payables	(992)	(992)	—
Other noncurrent liabilities	(64)	(64)	—
Fair value of net assets acquired	$236,289	$236,289	$—

We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$7,268
Inventories	154
Prepaid expenses and other current assets	402
Property, plant and equipment:
Land	710
Water treatment facilities and equipment (3—30 years)	23,173
Vehicles (5—10 years)	8,157
Buildings and leasehold improvements (7—30 years)	2,198
Other (3—5 years)	53
Intangible assets:
Customer relationships (10 years)	110,000
Non-compete agreements (2.5 years)	2,000
Goodwill	89,699
Accounts payable - trade	(6,469)
Accrued expenses and other payables	(992)
Other noncurrent liabilities	(64)
Fair value of net assets acquired	$236,289

Other Water Solutions
Acquisitions
Schedule of the fair values (and useful lives) of the assets acquired and liabilities assumed

		Estimated
		at
		March 31,
	Final	2014	Change
	(in thousands)
Accounts receivable - trade	$2,146	$2,146	$—
Inventories	192	192	—
Prepaid expenses and other current assets	62	61	1
Property, plant and equipment:
Vehicles (5–10 years)	76	90	(14)
Water treatment facilities and equipment (3–30 years)	11,717	14,394	(2,677)
Buildings and leasehold improvements (7–30 years)	3,278	1,906	1,372
Land	207	206	1
Other (3–5 years)	12	12	—
Intangible assets:
Customer relationships (8–10 years)	72,000	72,000	—
Trade names (indefinite life)	3,325	3,325	—
Non-compete agreements (3 years)	260	260	—
Water facility development agreement (5 years)	14,000	14,000	—
Water facility option agreement	2,500	2,500	—
Goodwill	49,067	47,750	1,317
Accounts payable - trade	(119)	(119)	—
Accrued expenses and other payables	(293)	(293)	—
Other noncurrent liabilities	(64)	(64)	—
Fair value of net assets acquired	$158,366	$158,366	$—

Disposal facilities acquired under option and development agreements
Acquisitions
Schedule of the fair values (and useful lives) of the assets acquired and liabilities assumed

	Estimated At
	September 30,	March 31,
	2014	2014	Change
	(in thousands)
Accounts receivable - trade	$124	$245	$(121)
Inventories	119	197	(78)
Property, plant and equipment:
Water treatment facilities and equipment (3–30 years)	10,539	10,540	(1)
Buildings and leasehold improvements (7–30 years)	1,130	1,130	—
Land	213	213	—
Other (3–5 years)	1	1	—
Goodwill	15,443	15,281	162
Accounts payable - trade	(232)	(263)	31
Accrued expenses and other payables	—	(7)	7
Other noncurrent liabilities	(50)	(50)	—
Fair value of net assets acquired	$27,287	$27,287	$—

Crude Oil Logistics
Acquisitions
Schedule of the fair values (and useful lives) of the assets acquired and liabilities assumed

		Estimated
		at
		March 31,
	Final	2014	Change
	(in thousands)
Accounts receivable - trade	$1,221	$1,235	$(14)
Inventories	1,021	1,021	—
Prepaid expenses and other current assets	58	54	4
Property, plant and equipment:
Vehicles (5–10 years)	2,980	2,977	3
Buildings and leasehold improvements (5–30 years)	58	280	(222)
Crude oil tanks and related equipment (2–30 years)	3,822	3,462	360
Barges and towboats (20 years)	20,065	20,065	—
Other (3–5 years)	57	53	4
Intangible assets:
Customer relationships (3 years)	13,300	6,300	7,000
Non-compete agreements (3 years)	35	35	—
Trade names (indefinite life)	530	530	—
Goodwill	30,730	37,867	(7,137)
Accounts payable - trade	(521)	(665)	144
Accrued expenses and other payables	(266)	(124)	(142)
Fair value of net assets acquired	$73,090	$73,090	$—

We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$1,235
Inventories	1,021
Prepaid expenses and other current assets	54
Property, plant and equipment:
Vehicles (5—10 years)	2,977
Buildings and leasehold improvements (5—30 years)	280
Crude oil tanks and related equipment (2—30 years)	3,462
Barges and towboats (20 years)	20,065
Other (3—5 years)	53
Intangible assets:
Customer relationships (3 years)	6,300
Non-compete agreements (3 years)	35
Trade names (indefinite life)	530
Goodwill	37,867
Accounts payable - trade	(665)
Accrued expenses and other payables	(124)
Fair value of net assets acquired	$73,090